UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 73,369	$ 89,272
Cost of revenue	55,831	69,884
Gross profit	17,538	19,388
Operating expenses, net:
General and administrative	9,671	14,928
Research and development	4,888	7,782
Sales and marketing	15,941	21,399
Transaction-related costs	0	53
Restructuring and other expenses	985	4,353
Total operating expenses	31,485	48,515
Operating loss	(13,947)	(29,127)
Other income (expense):
Interest expense	(5,139)	(4,913)
Interest income	30	637
Loss on Embedded Derivative	(22)
Gain on Embedded Derivative		2,143
Other (expense) income	(992)	2,409
Total other (expense) income	(6,123)	276
Net loss before income taxes	(20,070)	(28,851)
Income tax expense	(80)	(41)
Net loss	$ (20,150)	$ (28,892)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	$ (0.04)	$ (0.06)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.04)	$ (0.06)
Weighted average shares outstanding used in calculating net loss per share - basic (in shares)	469,301,078	456,872,902
Weighted average shares outstanding used in calculating net loss per share - diluted (in shares)	469,301,078	456,872,902